SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	7,639,968
Restricted Share Units [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,372,875	1,235,300
Granted	1,481,000	1,730,500
Exercised	(863,901)	(565,259)
Cancelled / Forfeited	(115,974)	(27,666)
Stock options outstanding, Ending	2,874,000	2,372,875
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 0.94	$ 1.62
Weighted Average Exercise Price, Granted	1.64	0.79
Weighted Average Exercise Price, Exercised	0.99	1.96
Weighted Average Exercise Price, Cancelled / Forfeited	1.00	1.35
Stock options outstanding	$ 1.28	$ 0.94